Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (124)	$ (636)
Total debt	16,811	217,549
Less: Current portion	(16,811)	(217,549)
Long-term portion	0	0
Secured Credit Facilities | Drybulk Segment
Debt Instrument [Line Items]
Secured Debt	$ 16,935	$ 218,185